Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of revenue

	2024	2023	2022
Aeronautical revenue	876,729	644,453	609,751
Non aeronautical revenue
Commercial revenue	738,688	603,651	612,545
Construction service revenue	223,361	144,722	149,796
Other revenue	4,489	7,212	6,571
Revenue	1,843,267	1,400,038	1,378,663

Timing of revenue recognition
Over time	1,446,616	1,039,699	1,035,506
At a point in time	104,526	119,730	114,826
Revenues accounted for under IFRS 16	292,125	240,609	228,331
Revenue	1,843,267	1,400,038	1,378,663